Earnings Per Ordinary Share - Summary of Earnings Per Ordinary Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount
Basic earnings	€ 5,464	€ 4,975	€ 4,926
Basic earnings from discontinued operations, amount		441	(415)
Basic earnings from continuing operations, amount	5,464	4,534	5,341
Diluted earnings, amount	5,464	4,975	4,926
Diluted earnings from discontinued operations, amount		441	(415)
Diluted earnings from continuing operations, amount	€ 5,464	€ 4,534	€ 5,341
Weighted average number of ordinary shares outstanding during the period
Basic earnings	3,882.8	3,875.0	3,864.8
Stock option and share plans	2.8	3.5	5.5
Total effect of dilutive instruments	2.8	3.5	5.5
Diluted earnings	3,885.6	3,878.5	3,870.3
Per ordinary share
Basic earnings	€ 1.41	€ 1.28	€ 1.28
Basic earnings from discontinued operations	0.00	0.11	(0.11)
Basic earnings from continuing operations	1.41	1.17	1.39
Diluted earnings	1.41	1.28	1.27
Diluted earnings from discontinued operations	0.00	0.11	(0.11)
Diluted earnings from continuing operations	€ 1.41	€ 1.17	€ 1.38